Lease liabilities	12 Months Ended
Aug. 31, 2021
Lease Liabilities
Lease liabilities

16. Lease liabilities

Lease liabilities are measured at the present value of the lease payments that were not paid at that date. The lease payments are discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. The continuity of the lease liabilities is presented in the table below:

	Equipment	Office lease	Total
	$	$	$
Balance, August 31, 2019	-	-	-
Additions to right-of-use assets on adoption of IFRS 16, September 1, 2019	-	258,756	258,756
Acquisition of UMG	-	401,441	401,441
Acquired	36,375	-	36,375
Interest expense	(918)	(139,019)	(139,937)
Payments	-	15,513	15,513
Balance, August 31, 2020	35,457	536,691	572,148
Acquired	-	210,178	210,178
Interest expense	1,971	32,226	34,197
Payments	(13,380)	(214,948)	(228,328)
Effect of foreign exchange	-	(644)	(644)
Balance, August 31, 2021	24,048	563,503	587,551

	Equipment	Office lease	Total
	$	$	$
As of August 31, 2020:
Less than one year	11,409	174,262	185,671
Greater than one year	24,048	362,429	386,477
Total lease obligation	35,457	536,691	572,148

	Equipment	Office lease	Total
	$	$	$
As of August 31, 2021:
Less than one year	12,174	210,409	222,583
Greater than one year	11,874	353,094	364,968
Total lease obligation	24,048	563,503	587,551

The future minimum undiscounted lease payments as of August 31, 2021, are presented below:

Total
$
Current	250,216
2 years	176,513
3 years	160,696
4 years	52,089
Total undiscounted lease obligation	639,514